Deferred income (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income.
Schedule of movement in the non-current and current deferred income
	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for ziritaxestat	Gilead collaboration agreement for drug discovery platform (2)	AbbVie collaboration agreement for CF	Servier collaboration agreement for osteoarthritis	Deferred income related to contracts in our fee-for-service segment	Other deferred income (grants)
	(Euro, in thousands)

On December 31, 2017	€219,892	€213,981	€—	€—	€—	€5,362	€248	€300

Reclassified from equity following adoption of IFRS 15	83,220	43,832			44,749	(5,362)

On Januari 1, 2018	303,112	257,814	—	—	44,749	—	248	300

Upfront received	38,874				38,874
Milestones received	20,965	12,417			8,548

Revenue recognition of upfront	(148,985)	(96,809)			(52,176)
Revenue recognition of milestones	(64,394)	(27,623)			(36,771)

Other movements	229						222	7

On December 31, 2018	149,801	145,798	—	—	3,224	—	471	308

Upfront received and impact of initial valuation of share subscription	3,655,416	641,663	666,967	2,346,787
Milestones received	49,727	27,317			22,410
Significant financing component (3)	6,900	6,900

Revenue recognition of upfront	(1,009,663)	(260,207)	(666,967)	(80,918)	(1,570)
Revenue recognition of milestones	(51,156)	(27,092)			(24,064)
Catch-up effect on closing date (1)	245,883	245,883

Other movements	(46,262)			(45,856)			(109)	(297)

On December 31, 2019	3,000,646	780,261	—	2,220,013	—	—	362	10

Upfront payments	160,000	160,000
Milestones received	90,192	90,192
Significant financing component (3)	16,278	16,278

Revenue recognition of upfront	(411,417)	(181,816)		(229,601)
Revenue recognition of milestones	(46,261)	(46,261)

Other movements	(305)						(362)	57

On December 31, 2020	€2,809,133	€818,654	€—	€1,990,412	€—	€—	€—	€67